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Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund

Annual Report     December 31, 2001

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2001.

The year 2001 will not be forgotten. The images of the highjacked planes crashing into the World Trade Center and the twin towers crumbling to the ground will be burned in our memories forever. The resiliency shown by our country and its financial markets was truly amazing.

Even prior to September's horrifying events, our country was facing challenges. The U.S. economy declined rapidly from December 2000 through the period under review. This decline came on the heels of the nation's longest period of economic expansion and is a result, at least in part, of the Fed's strict inflation-slaying policy regime that spanned from June 1999 to May 2000. Throughout that period, the Fed tightened credit by raising the Fed Funds rate six times in an attempt to guide the record expansion to a "soft landing" that is, a more sustainable rate of growth and one that does not invite inflation.

As we entered 2001 with lots of talk about a soft landing, the rapidly slowing economy coupled with job cuts and declining consumer confidence resulted in a surprise half-point rate cut by the Fed on January 3. This was followed by similar-sized cuts on January 31, March 20, April 18 and May 15 and a quarter-point cut June 27. Despite the cuts, by mid-2001 all talk about a soft landing vanished. We now know that a recession officially began in March. The aggressive rate cutting campaign by the Fed continued resulting in a total of eleven reductions in its key borrowing target from
6.5 percent to 1.75 percent by year-end, its lowest level in four decades.
In both degree and speed, this was the most aggressive easing by a Fed board from a historical perspective. This reflects the rapid decline in the U.S. economy starting in December 2000, the lack of a notable response in the economic statistics to the initial rate cuts, the realization that the weakness in our economy was spreading globally and the tragic events of September 11. Following its 11th cut on December 11, the Fed said in its accompanying statement, that economic activity remained soft and underlying inflation was likely to edge lower. The Fed acknowledged that weakness in demand was showing signs of abating but added that those signs were still tentative. The Fed concluded with its view that long-term prospects for productivity growth and the economy remain favorable. As a result, we may be seeing the end or near conclusion of the Fed's rate cutting cycle.

The average investor's portfolio, already awash in red ink at the start of the year, plunged deeper into the minus column as the year progressed. The major stock indices were handed their second straight year of bruising losses for the first time since 1973-1974. The Dow finished 2001 down 7 percent, the S&P 500 off 12 percent and the Nasdaq 21 percent. While that performance may seem pretty shabby, consider that by year-end the Nasdaq was up a whopping 39 percent from its September 21 low and that the Dow was up almost 23 percent from its 2001 bottom. While the market may have recovered the losses suffered in the immediate aftermath of the September terror, 2002 brings with it a multitude of uncertainties for investors including the prospect of weak earnings reports, rich market valuations and the timing and strength of the economic recovery.

The fixed income markets also finished out a tumultuous year. Rates fell and rose dramatically. As the Fed slashed rates 150 basis points during the first quarter in order to catch up with a slowing economy, municipal bond rates followed suit, sending prices higher. By the second quarter, the fixed income markets reflected the perception of improved economic prospects for the future as long-term municipal bond yields actually rose while the Fed continued to cut short-term rates. During the third quarter, perceptions of a near term economic rebound faded with the events of September 11 sending municipal rates lower and prices higher in tune with the Fed's additional easing. Although the Fed cut rates further and maintained a bias towards easing during the fourth quarter, the municipal bond market aggressively priced in a sizeable economic recovery sending yields sharply higher and prices lower.

In this type of market environment, it is even more important than ever to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds during these turbulent times in the market. As always we will do our best to make sure your experience as a shareholder is a rewarding one.


Sincerely,


/s/Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds


VIKING TAX-FREE FUND FOR MONTANA

By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 4.48%
(at net asset value with distributions reinvested) for the year ended December 31, 2001.

As we entered 2001, the rapidly slowing economy coupled with job cuts and declining consumer confidence resulted in first quarter
Fed rate reductions totaling 150 basis points. Municipal bond yields followed suit, sending the Fund's share price higher. By the second quarter, however, despite a continuation of Fed rate cuts, municipal yields rose resulting in a decline in the Fund's share price as the fixed income markets reflected the perception of improved economic prospects for the future. During the third quarter, perceptions of a near term economic rebound faded with the events of September 11 sending municipal rates lower again in tune with additional Fed easing and the Fund's share price rose. Although the Fed cut rates further and maintained a bias towards easing during the fourth quarter, the municipal bond market aggressively priced in a sizeable economic recovery sending yields sharply higher and the Fund's share price lower. It was a rollercoaster year in the bond market with rates falling and rising dramatically.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Bozeman G.O., Forsyth, MT PCR for Montana Power Co, Montana
State Board of Housing, Ravalli County School District for Hamilton, University of Montana and many other issues. Adding the various purchases to the portfolio resulted in duration at December 31 of 9.72 years. Average credit quality remained a lofty
AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2001
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
August 31, 2000                     $ 9,748                    $10,206                 $10,592
December 31, 2000                   $10,531                    $10,058                 $10,998
April 30, 2001                      $10,578                    $10,103                 $11,121
August 31, 2001                     $11,173                    $10,672                 $11,674
December 31, 2001                   $11,002                    $10,509                 $11,563

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/01. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2001                One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                     4.48%          4.03%
Including Sales Charge                    (0.20)%         2.07%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 3.26% (at net asset value with distributions reinvested) for the year ended December 31, 2001.

As we entered 2001, the rapidly slowing economy coupled with job cuts and declining consumer confidence resulted in first quarter Fed rate reductions totaling 150 basis points. Municipal bond yields followed suit, sending the Fund's share price higher. By the second quarter, however, despite a continuation of Fed rate cuts, municipal yields rose resulting in a decline in the Fund's share price as the fixed income markets reflected the perception of improved economic prospects for the future. During the third quarter, perceptions of a near term economic rebound faded with the events of September 11 sending municipal rates lower again in tune with additional
Fed easing and the Fund's share price rose. Although the Fed cut rates further and maintained a bias towards easing during the fourth quarter, the municipal bond market aggressively priced in a sizeable economic recovery sending yields sharply higher and the Fund's share price lower. It was a rollercoaster year in the bond market with rates falling and rising dramatically.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Burleigh County Health Care Revenue for MedCenter One, Fargo School District Building Authority, Grand Forks Water Revenue, Mandan G.O., North Dakota Housing Finance Agency, West Fargo G.O. and many other issues. Adding the various purchases to the portfolio resulted in duration at December 31 of 9.56 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2001
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
August 31, 2000                     $ 9,833                    $10,295                 $10,592
December 31, 2000                   $10,252                    $10,734                 $10,998
April 30, 2001                      $10,303                    $10,795                 $11,121
August 31, 2001                     $10,809                    $11,317                 $11,674
December 31, 2001                   $10,586                    $11,084                 $11,563


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/01. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2001                One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                     3.26%          4.35%
Including Sales Charge                    (1.40)%         2.38%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

Viking Large-Cap Value Fund

By: J. Peter Skirkanich, Chairman of Investment Committee
      Shannon D. Radke, President

Viking Large-Cap Value Fund provided a slightly negative return of 2.73% (at net asset value with distributions reinvested) for the year ended December 31, 2001.

Despite Fed rate cuts of 150 basis points during the first quarter, stocks continued to struggle and the Fund's share price slipped as worries mounted that the U.S. economy might be entering a recession and corporate earnings would fall short of expectations. Additional rate cuts in the second quarter managed to work some magic giving equities their first positive quarter in five as measured by the S&P 500. As a result, the Fund's share price rallied to post a slight gain for the first six months. During the third quarter, perceptions of a near term economic rebound faded with the events of September 11 sending stocks and the Fund's share price lower. Finally, further easing by the Fed in the fourth quarter coupled with talk of an economic recovery resulted in a strong rally in stocks and a double digit gain in the Fund's share price.

Despite a very strong fourth quarter rebound, all of the major indices declined for the year. It would be their second straight year of bruising losses for the first time since 1973-1974. The Dow finished 2001 down 7 percent, the S&P 500 off 12 percent and the Nasdaq 21 percent. The average investor's portfolio, already awash in red ink at the start of the year plunged deeper into the minus column. And while the market may have recovered the losses suffered in the immediate aftermath of the September terror, 2002 brings with it a multitude of uncertainties for investors including the prospect of weak earnings reports, rich market valuations and the timing and strength of the economic recovery.

A review of the portfolio by stock and sector for their respective contributions to the performance reveals interesting dichotomies. It also illustrates what a difficult year 2001 was for investors. The fourth quarter rebound was led by our holdings in industrial product companies (including our largest gain, SPX Corp. +65%) and semiconductor capital equipment companies. Other strong contributors included new holdings Merrill Lynch and Disney. Holdings such as Air Products & Chemicals, Abbott Laboratories, Phillips Petroleum and Sealed air, as well as the insurance and metals stocks contributed strong annual and fourth quarter results.
Some of the disappointments included stocks one would expect to perform well during a recession: supermarket holdings, Kroger and Safeway; drug companies, Merck and Bristol-Myers; CVS, the drugstore chain; and Verizon and SBC Communications, which typically do well in a falling interest rate environment. However, some of these holdings have been increased and are among our favorites going forward because of favorable valuations and positive long-term fundamentals.

The Fund's top sector weightings at December 31 included Industrial
Products, Energy/Oil, Computer/Communications Related, Drug and Electronics. The top five holdings were SPX Corp., Anadarko Petroleum, CVS, Kimberly-Clark and KLA-Tencor.

We continue to believe that a well-diversified portfolio of industry leaders selling at rational valuations is the prudent course of action. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2001
(Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
August 31, 2000                     $ 9,957                    $10,505                 $10,078
December 31, 2000                   $10,598                    $11,181                 $10,535
April 30, 2001                      $11,018                    $11,624                 $10,405
August 31, 2001                     $10,368                    $10,938                 $ 9,965
December 31, 2001                   $10,308                    $10,875                 $ 9,947

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/01. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                             Lifetime
Through December 31, 2001                One Year     (Est. 8/3/99)
- -------------------------------------------------------------------
Excluding Sales Charge                    (2.73)%          3.53%
Including Sales Charge                    (8.44)%          1.25%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

Viking Small-Cap Value Fund

By: George C. Pierides, Director of Small-Cap Equities
    Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 2.60% (at net asset value) for the period from May 3, 2001 (inception) through December 31, 2001.

A continuation of rate cuts in the second quarter managed to work some magic giving equities their first positive quarter in five as measured by the S&P
500. However, for the period from the Fund's inception through June 30, the S&P 500 dropped 3.40%, while the Fund's share price rallied to post a slight gain. During the third quarter, perceptions of a near-term economic rebound faded with the events of September 11, sending stocks and the Fund's share price lower. Finally, further easing by the Fed in the fourth quarter coupled with talk of an economic recovery resulted in a strong rally in stocks and a double-digit gain in the Fund's share price.

Despite a very strong fourth quarter rebound, all of the major indices declined for the year. It would be their second straight year of bruising losses for the first time since 1973-1974. The Dow finished 2001 down 7 percent, the S&P 500 off 12 percent and the Nasdaq 21 percent. The average investor's portfolio, already awash in red ink at the start of the year, plunged deeper into the minus column. And while the market may have recovered the losses suffered in the immediate aftermath of the September terror, 2002 brings with it a multitude of uncertainties for investors including the prospect of weak earnings reports, rich market valuations and the timing and strength of the economic recovery.

The Fund's top performers during the period were RPM Inc. (paints/specialty coatings), Arkansas Best (trucking) and Roadway (trucking), advancing 51%, 43% and 38%, respectively. Footstar (shoe retailing) gave back 10%, following a stalwart third-quarter performance, and Vintage Petroleum, with exposure to Argentina and other South American countries, slipped as well. During the fourth quarter we initiated a position in Insituform Technologies, a specialty construction company that should benefit from improving prospects for its trenchless pipeline rehabilitation capabilities related to the enormous long-term need to upgrade America's wastewater and drinking water infrastructure.

The Fund's top sector weightings at December 31 included Energy/Non-Oil, Industrial Products, Electrical Equipment, Computer/Communications Related and Electronics. The top five holdings were BorgWarner, Teleflex, Questar, Bel Fuse and Belden.

History suggests that small-cap stocks will lead the current market out of recession as they have following the last three recessions. We continue to seek out undervalued stocks whose businesses are in the midst of a secular uptrend. As signs of a U.S. economic recovery emerge, we believe that the quality of the Fund's holdings and their reasonable valuations will serve shareholders well. Long-term total return with capital preservation remains the investment objective of the Fund.

INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees
Viking Mutual Funds

We have audited the accompanying statement of assets and liabilities of Viking Mutual Funds (the Trust), including the schedule of investments as of December 31, 2001, the related statement of operations for the periods then ended, the statement of changes in net assets for the periods ended December 31, 2001 and the year ended December 31, 2000 and the financial highlights for the period ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with generally accepted auditing Standards in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Viking Mutual Funds as of December 31, 2001, the results of its operations, For the period then ended, the changes in its net assets and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with accounting principles generally accepted in the United States of America


/s/Brady Martz
BRADY, MARTZ & ASSOCIATES, P.C.
Minot, North Dakota

February 8, 2002

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2001

Viking Tax-Free Fund for Montana
                                                                              PRINCIPAL             MARKET
                                                                               AMOUNT               VALUE
MUNICIPAL BONDS  95.2%

General Obligations  18.5%
Bozeman MT Ser A  4.95%  07/01/20                                              170,000            $169,147
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  4.95%  07/01/16             25,000              24,983
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  5.20%  07/01/21             25,000              25,099
Gallatin Cnty MT  4.70%  07/01/20                                               50,000              48,250
*Lake Cnty MT Elem Sch Dist No. 30 (MBIA)  4.70%  07/01/19                     100,000              95,656
MT St Drinking Wtrs Revolving FD-G 5.00%  07/15/21                              50,000              49,106
MT St Long Range Building Pg - Ser C  5.00%  08/01/17                           20,000              19,759
MT St Long Range Building Pg - Ser B  5.00%  08/01/20                           50,000              49,197
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                               25,000              25,264
Puerto Rico Commonwealth (AMBAC)  5.00%  07/01/21                               25,000              24,459
Puerto Rico Commonwealth  (MBIA)  5.375%  07/01/25                              25,000              25,130
Puerto Rico Mun Fin Agy Ref Ser B  (FSA)  5.50%  08/01/17                       25,000              25,920
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                80,000              72,614
                                                                                                  --------
                                                                                                   654,584
                                                                                                  --------
Continuing Care Revenue Bonds  2.1%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                      30,000              30,465
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.375%  06/01/30                     10,000              10,039
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                      35,000              35,098
                                                                                                  --------
                                                                                                    75,602
                                                                                                  --------
Higher Education Revenue Bonds  16.5%
MT Hgher Ed Stud Assist Crp Stud Ln Rev Ser B  5.50%  12/01/31                  50,000              49,133
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                      25,000              25,852
MT St Brd Regents (MSU) Rev Hghr Ed Fac Imp C (MBIA)  5.60%  11/15/06           10,000              10,035
MT St Brd Regents (MSU) Ref & Imp Hgher Ed Fac-D (MBIA)  5.625%  11/15/25       20,000              20,171
MT St Brd Regents (MSU) Rev Ref & Imp Facs-D (MBIA)  5.375%  11/15/17           25,000              25,124
*MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21         45,000              45,700
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC)  5.00%  11/15/21                 15,000              14,653
*MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24              90,000              94,261
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                75,000              72,304
Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                   115,000             115,400
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15               25,000              26,058
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                50,000              51,488
Univ Puerto Rico Revs Ser M (MBIA)  5.25%  06/01/25                             35,000              34,557
                                                                                                  --------
                                                                                                   584,736
                                                                                                  --------
Hospital Revenue Bonds  20.0%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21         145,000             144,104
*MT Hlth Fac Auth Sisters Chrty Leavenworth  (MBIA)  5.00%  12/01/24           150,000             146,002
MT St Hlth Fac Auth Rev Providence Serv (MBIA)  5.375%  12/01/25                90,000              90,904
MT St Hlth Fac Auth Rev Montana St Hosp (AMBAC) 5.00%  06/01/18                 25,000              24,384
MT St Hlth Fac Auth Rev Ref & Imp Sidney Hlth Center (ACA)  6.25%  09/01/29     50,000              50,966
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20            130,000             136,904
MT St Hlth Fac Auth Rev St. Peters Hosp  5.50%  06/01/11                        25,000              25,472
MT St Hlth Facs Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16             25,000              24,729
Puerto Rico Tourist Med & Environment Hosp Auxilio  (MBIA)  5.50%  07/01/17     65,000              66,703
                                                                                                  --------
                                                                                                   710,168
                                                                                                  --------
Housing Revenue Bonds  9.9%
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.40%  06/01/07                            25,000              26,038
MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                           105,000             105,213
MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                               100,000              98,201
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                              125,000             123,100
                                                                                                  --------
                                                                                                   352,552
                                                                                                  --------
Utility Revenue Bonds  9.2%
Forsyth MT PCR Ref Puget Sound Pwr & Lght (AMBAC)  7.05%  08/01/21              15,000              15,321
Forsyth MT PCR Ref Puget Sound Pwr & Lght (MBIA)  5.875%  04/01/20              40,000              41,369
Forsyth MT PCR Ref Montana Power Colstrip (MBIA)  6.125%  05/01/23             200,000             207,522
Forsyth MT PCR Rev Ref Montana Power (AMBAC)  5.90%  12/01/23                   60,000              62,329
                                                                                                  --------
                                                                                                   326,541
                                                                                                  --------
Power Authority Revenue Bonds  2.9%
Puerto Rico Elec Pwr Auth Pwr Rev Ser DD (FSA)  5.25%  07/01/16                 25,000              25,690
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.25%  07/01/15                25,000              25,778
Puerto Rico Elec Pwr Auth Pwr Rev Ser AA (MBIA)  5.375%  07/01/27               50,000              50,513
                                                                                                  --------
                                                                                                   101,981
                                                                                                  --------
Transportation Revenue Bonds  3.0%
*Billings MT Airport Rev Ref (MBIA)  6.20%  07/01/20                            25,000              26,662
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-W  (FSA)  5.50%  07/01/17              20,000              20,361
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (FSA)  5.50%  07/01/19              30,000              30,544
Puerto Rico Hwy & Trans Auth Hwy Rev Ref-X  (MBIA)  5.25%  07/01/21             30,000              30,045
                                                                                                  --------
                                                                                                   107,612
                                                                                                  --------
Other Revenue Bonds  13.1%
Great Falls MT Wtr & Swr Rev (FGIC)  6.20%  08/01/06                            20,000              20,722
Helena MT Solid Waste Tfr Fac Rev  5.50%  07/01/13                              40,000              40,681
MT St Coal Severance Tax Ref  4.70%  12/01/17                                  100,000              95,524
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                   75,000              80,153
MT St Hlth Fac Auth Prerelease Ctr Andrew Proj  6.30%  10/01/20                 25,000              25,243
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26        95,000              99,480
Puerto Rico Pub Bldg Auth Pub Ed & Hlth Facs  (FSA)  5.75%  07/01/15            20,000              20,887
Puerto Rico Pub Bldg Auth Rev Govt Ser A (AMBAC)  5.50%  07/01/21               50,000              51,158
Puerto Rico Pub Bldg Auth Rev Govt Facs A (AMBAC)  5.50%  07/01/25              20,000              20,441
Puerto Rico Pub Fin Corp Commonwealth Aprop-A  (AMBAC)  5.375%  06/01/15        10,000              10,605
                                                                                                  --------
                                                                                                   464,894
                                                                                                  --------
Total Municipal Bonds (cost $3,400,930)                                                          3,378,670
                                                                                                  --------
TOTAL MARKET VALUE OF  SECURITIES OWNED  95.2%  (COST $3,400,930)                                3,378,670

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  4.8%                                              170,621
                                                                                                  --------
NET ASSETS APPLICABLE TO 364,258      SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%             $3,549,291

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
  ACA : Insured by the ACA Financial Guaranty Corporation
  AMBAC : Insured by the AMBAC Indemnity Corporation
  FGIC : Insured by the Financial Guaranty Insurance Company
  FSA : Insured by Financial Security Assurance
  MBIA :Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2001

Viking Tax-Free Fund for North Dakota
                                                                              PRINCIPAL             MARKET
                                                                               AMOUNT               VALUE
MUNICIPAL BONDS  98.8%

General Obligations  11.0%
Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                           60,000               $58,702
Mandan ND Ref & Imp  5.50%  05/01/14                                          15,000                14,901
Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                           70,000                68,224
Puerto Rico Commonwealth  (MBIA)  5.75%  07/01/26                             10,000                10,425
West Fargo ND  4.60%  03/01/04                                                25,000                25,258
                                                                                                  --------
                                                                                                   177,510
                                                                                                  --------
Building Authority Revenue Bonds  7.9%
ND St Bldg Auth Lease Rev Ser A  5.125%  12/01/13                             10,000                10,075
*ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                      50,000                48,766
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.125%  12/01/22                      35,000                33,673
Puerto Rico Pub Bldg Auth Facs Ser M (AMBAC)  5.50%  07/01/21                 10,000                10,087
Puerto Rico Pub Bldg Auth Rev Gtd Gov Ser A (AMBAC)  5.50%  07/01/21          25,000                25,579
                                                                                                  --------
                                                                                                   128,180
                                                                                                  --------
Continuing Care Revenue Bonds  1.6%
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06          25,000                25,114
                                                                                                  --------
                                                                                                    25,114
                                                                                                  --------
Education Revenue Bonds  3.8%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14               50,000                 51,163
Fargo ND School District Bldg Auth Rev First Mtg Ser B (AMBAC)
  5.00%  05/01/10                                                            10,000                 10,111
                                                                                                  --------
                                                                                                    61,274
                                                                                                  --------
Higher Education Revenue Bonds  3.6%
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  5.60%  10/01/21          10,000                 10,125
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14           25,000                 24,240
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19            25,000                 24,101
                                                                                                  --------
                                                                                                    58,466
                                                                                                  --------
Hospital Revenue Bonds  12.2%
Bismarck Hlth Care St. Alexius Md Ctr A (FSA)  5.00%  07/01/28               15,000                 13,914
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/13             20,000                 19,908
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12             25,000                 25,190
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                    15,000                 15,394
Grand Forks ND Hlth Care Facs Untd Hosp Oblig Group (MBIA)  6.25%  12/01/24  25,000                 26,470
Grand Forks ND Hlth Care Sys Rev Altru Hlth Ollig Group (MBIA)
  5.625%  08/15/27                                                           10,000                 10,072
Grand Forks ND Hlth Care Altru Hlth Oblg Group  7.125%  08/15/24             20,000                 20,284
*Ward County ND Health Care Facilities Rev Trinity Olbig.
  Group - B  7.50%  07/01/21                                                 65,000                 65,309
                                                                                                  --------
                                                                                                   196,541
                                                                                                  --------
Housing Revenue Bonds  8.5%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13             25,000                 24,068
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                    10,000                 10,061
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                 20,000                 19,725
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                 10,000                 10,198
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg C  5.30%  07/01/22                50,000                 49,059
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Htg A  5.25%  07/01/18                 25,000                 24,314
                                                                                                  --------
                                                                                                   137,425
                                                                                                  --------
Power Authority Revenue Bonds  3.6%
Puerto Rico Electric Power Auth Ser DD (FSA)  4.50%  07/01/19                40,000                 37,123
Puerto Rico Electric Power Auth Pwr Rev AA (MBIA)  5.375%  07/01/27          10,000                 11,201
Puerto Rico Electric Power Auth Rev (MBIA) 6.00%  07/01/11                   10,000                 10,103
                                                                                                  --------
                                                                                                    58,427
                                                                                                  --------
Utility Revenue Bonds  8.2%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop  (AMBAC)
  6.05%  01/01/19                                                            10,000                 10,397
*Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27           125,000                121,788
                                                                                                  --------
                                                                                                   132,185
                                                                                                  --------
Transportation Revenue Bonds  2.8%
Minot ND Airport Revenue  5.40%  10/01/09                                    15,000                 15,174
Puerto Rico Hwy & Trans Hwy Rev Ref-X (CAPMAC)  5.25%  07/01/21              30,000                 29,936
                                                                                                  --------
                                                                                                    45,110
                                                                                                  --------
Water Revenue Bonds  10.7%
Fargo ND Water Rev 5.125%  01/01/10                                          10,000                 10,380
Grand Forks ND Water Rev Ser D (MBIA)  5.375%  09/01/20                     100,000                101,916
ND St Water Comm Rev Water Dev - SW Pipeline A  (AMBAC)  5.70%  07/01/17     10,000                 10,151
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10      50,000                 52,638
                                                                                                  --------
                                                                                                   175,085
                                                                                                  --------
Other Revenue Bonds  24.7%
Bismarck ND Ref & Imp Ser L  4.00%  06/01/07                                 75,000                 74,224
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26     15,000                 15,707
*Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29  35,000                 35,489
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10               50,000                 49,370
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/19               50,000                 48,331
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.125%  09/01/21              25,000                 24,311
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  5.75%  10/01/16            10,000                 10,325
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                           25,000                 24,458
*ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18           50,000                 48,035
ND St Industrial Comm Lignite Prog Ser A  5.00%  11/15/03                    10,000                 10,252
*Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.00%  07/01/28             50,000                 48,478
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  07/01/21                         10,000                 10,099
                                                                                                  --------
                                                                                                   399,079
                                                                                                  --------

Total Municipal Bonds (cost $1,615,857)                                                          1,594,396

SHORT-TERM INVESTMENTS  1.8%
Franklin Puerto Rico Tax-Free Fund                                                                  29,000
                                                                                                  --------
Total Short-Term Investments (cost $29,000)                                                         29,000
                                                                                                  --------
TOTAL MARKET VALUE OF SECURITIES OWNED  100.6% (COST $1,644,857)                                 1,623,396

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.6)%                                             (8,969)
                                                                                                  --------
NET ASSETS APPLICABLE TO 165,455      SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%            $1,614,427

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
  AMBAC : Insured by the AMBAC Indemnity Corporation
  FGIC : Insured by the Financial Guaranty Insurance Company
  FSA : Insured by Financial Security Assurance
  MBIA : Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2001

Viking Large-Cap Value Fund

                                                          SHARES                 VALUE
Common Stocks  100.1%
Banks  7.5%
Fleet Boston Financial                                     600                  $21,900
JP Morgan Chase & Co.                                      700                   25,445
Merrill Lynch & Co.                                        500                   26,060
National City                                              800                   20,468
U.S. Bancorp                                             1,265                   26,476
Washington Mutual                                        1,200                   39,240
                                                                                --------
                                                                                159,589
                                                                                --------
Building Materials  2.4%
Masco Corporation                                        2,100                   51,450
                                                                                --------
                                                                                 51,450
                                                                                --------
Chemical  4.1%
Air Products & Chemicals                                   900                   42,219
Akzo Nobel NV ADR                                        1,000                   44,850
                                                                                --------
                                                                                 87,069
                                                                                --------
Computer/Communications Related  9.5%
Applied Materials                                        1,100                   44,110
KLA-Tencor                                               1,400                   69,384
Novellus Systems                                         1,200                   47,340
Veeco Instruments                                        1,200                   43,260
                                                                                --------
                                                                                204,094
                                                                                --------
Construction/Engineering  1.0%
Fluor                                                      600                   22,440
                                                                                --------
                                                                                 22,440
                                                                                --------
Drug  8.6%
Abbott Laboratories                                      1,000                   55,750
Bristol-Myers Squibb                                     1,000                   51,000
Elan Plc ADR                                               700                   31,542
Merck & Co.                                                800                   47,040
                                                                                --------
                                                                                185,332
                                                                                --------
Drugstore  4.0%
CVS Corp.                                                2,900                   85,840
                                                                                --------
                                                                                 85,840
Electronics  7.8%
Emerson Electric                                         1,100                   62,810
Kemet                                                    1,200                   21,300
TRW                                                      1,600                   59,264
Vishay Intertechnology                                   1,200                   23,400
                                                                                --------
                                                                                166,774
                                                                                --------
Energy/Oil  9.9%
Anadarko Petroleum                                       1,500                   85,275
Conoco Inc. Class A                                      1,200                   33,960
Kerr-McGee                                                 600                   32,880
Phillips Petroleum                                       1,000                   60,260
                                                                                --------
                                                                                212,375
                                                                                --------
Energy/Non-Oil  2.9%
El Paso Energy                                           1,400                   62,454
                                                                                --------
                                                                                 62,454
                                                                                --------
Entertainment  2.1%
Disney                                                   2,200                  $45,584
                                                                                --------
                                                                                 45,584
                                                                                --------
Food  1.7%
Heinz                                                      900                   37,008
                                                                                --------
                                                                                 37,008
                                                                                --------
Food Wholesalers/Retailers  5.6%
Kroger                                                   2,700                   56,349
Safeway                                                  1,500                   62,625
                                                                                --------
                                                                                118,974
                                                                                --------
Household Products  3.6%
Kimberly-Clark                                           1,300                   77,740
                                                                                --------
                                                                                 77,740
                                                                                --------
Industrial Products  13.2%
Dover                                                    1,500                   55,605
Ingersoll-Rand                                           1,500                   62,715
Kennametel                                                 800                   32,216
Parker-Hannifin                                            800                   36,728
SPX                                                        700                   95,830
                                                                                --------
                                                                                283,094
                                                                                --------
Insurance  4.4%
John Hancock Financial                                     600                   24,780
Phoenix                                                  1,200                   22,200
Torchmark Corp.                                          1,200                   47,196
                                                                                --------
                                                                                 94,176
                                                                                --------
Metals  3.1%
ALCOA                                                    1,000                   35,550
Rio Tinto Plc ADR                                          400                   31,320
                                                                                --------
                                                                                 66,870
                                                                                --------
Multi-Industry  2.2%
3M                                                         400                   47,284
                                                                                --------
                                                                                 47,284
                                                                                --------
Packaging  2.9%
Sealed Air                                               1,500                   61,230
                                                                                --------
                                                                                 61,230
                                                                                --------
Telecommunications  3.6%
SBC Communications                                       1,000                   39,170
Verizon Communications                                     800                   37,968
                                                                                --------
                                                                                 77,138
                                                                                --------

Total Common Stocks (Cost $2,032,609)                                         2,146,515

TOTAL MARKET VALUE OF SECURITIES OWNED  100.1% COST ($2,032,609)              2,146,515

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.1)%                          (3,074)
                                                                                --------
NET ASSETS APPLICABLE TO 199,605 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                      $2,143,441

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2001

Viking Small-Cap Value Fund

                                                          SHARES                 VALUE
Common Stocks  97.0%
Auto Related  4.9%
Borg Warner                                                300                  $15,675
                                                                                --------
                                                                                 15,675
                                                                                --------
Cement  2.3%
Lafarge                                                    200                    7,514
                                                                                --------
                                                                                  7,514
                                                                                --------
Chemical  1.9%
Cambrex                                                    200                    8,720
RPM                                                        600                    8,676
                                                                                --------
                                                                                 17,396
                                                                                --------
Computer/Communications Related  9.2%
ATMI                                                       300                    7,155
Actel                                                      300                    5,973
LTX Corp.                                                  300                    6,282
Veeco Instruments                                          280                   10,094
                                                                                --------
                                                                                 29,504
                                                                                --------
Construction/Engineering  2.3%
Granite Construction                                       200                    4,816
Insituform Technologies                                    100                    2,558
                                                                                --------
                                                                                  7,374
                                                                                --------
Electrical Equipment  9.3%
Baldor Electric                                            400                    8,360
Belden                                                     500                   11,775
Cable Design Tech.                                         700                    9,576
                                                                                --------
                                                                                 29,711
                                                                                --------
Electronics  5.6%
Bel Fuse Cl. B                                             500                   12,525
Technitrol                                                 200                    5,524
                                                                                --------
                                                                                 18,049
                                                                                --------
Energy/Oil  3.5%
XTO Energy                                                 400                    7,000
Vintage Petroleum                                          300                    4,335
                                                                                --------
                                                                                 11,335
                                                                                --------
Energy/Non-Oil  11.7%
NUI                                                        300                    7,110
Newfield Exploration                                       200                    7,102
Piedmont Natural Gas                                       300                   10,740
Questar                                                    500                   12,525
                                                                                --------
                                                                                 37,477
                                                                                --------
Food Wholesalers/Retailers  2.1%
SuperValu                                                  300                    6,636
                                                                                --------
                                                                                  6,636
                                                                                --------
Household Products  5.4%
Church & Dwight                                            400                   10,652
Libbey                                                     200                    6,530
                                                                                --------
                                                                                 17,182
                                                                                --------
Industrial Products  11.4%
CLARCOR                                                    400                  $10,860
Kennametel                                                 200                    8,054
Teleflex                                                   300                   14,193
Wolverine Tube                                             300                    3,405
                                                                                --------
                                                                                 36,512
                                                                                --------
Insurance  2.7%
Protective Life                                            300                    8,679
                                                                                --------
                                                                                  8,679
                                                                                --------
Medical Services/Supplies  5.0%
Dentsply International                                     200                   10,040
Polymedica                                                 200                    3,320
West Pharm. Services                                       100                    2,660
                                                                                --------
                                                                                 16,020
                                                                                --------
Precision Instruments  1.1%
Excel Technology                                           200                    3,480
                                                                                --------
                                                                                  3,480
                                                                                --------
Real Estate Investment Trusts
Mack-Cali Realty                                           100                    3,102
                                                                                --------
                                                                                  3,102
                                                                                --------
Restaurant  5.3%
Applebee's International                                   200                    6,840
Outback Steakhouse                                         300                   10,275
                                                                                --------
                                                                                 17,115
                                                                                --------
Retailing  5.1%
Claire's Stores                                            500                    7,550
Footstar                                                   100                    3,130
ShopKo Stores                                              600                    5,700
                                                                                --------
                                                                                 16,380
                                                                                --------
Transportation  3.8%
Arkansas Best                                              300                    8,646
Roadway Corporation                                        100                    3,670
                                                                                --------
                                                                                 12,316
                                                                                --------

Total Common Stocks (Cost $297,102)                                             311,457

SHORT-TERM INVESTMENTS  4.8%
Financial Square Prime Obligations Fund                                          15,290
                                                                                --------
Total Short-Term Investments (Cost $15,290)                                      15,290
                                                                                --------
TOTAL MARKET VALUE OF SECURITIES OWNED  101.8% COST ($312,392)                  326,747

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (1.8)%                          (5,745)
                                                                                --------
NET ASSETS APPLICABLE TO 31,291 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                        $321,002

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 31, 2001

                                Tax-Free Fund         Tax-Free Fund         Large-Cap         Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                ------------------------------------------------------------------------
ASSETS:
Investments in securities:
Cost                             $3,400,930              $1,644,857        $2,032,609         $312,392
                                 ---------------------------------------------------------------------
Value                             3,378,670               1,623,396         2,146,515          326,747
Cash                                      -                     412               523                -
Receivable for fund shares sold      45,410                       -                 -                -
Security sales receivable           102,550                       -                 -                -
Prepaid assets                        2,428                     570             2,173              379
Interest & dividends receivable      46,434                  25,777             2,315              265
Other assets                             92                   1,714             2,977            1,102
                                 ---------------------------------------------------------------------
Total assets                      3,575,584               1,651,869         2,154,503          328,493
                                 ---------------------------------------------------------------------
LIABILITIES:
Security purchases payable                -                  29,000                 -                -
Distributions payable                14,680                   6,133             7,414                -
Other accounts payable and
   accrued expenses                  11,613                   2,309             3,648            7,491
                                 ---------------------------------------------------------------------
Total liabilities                    26,293                  37,442            11,062            7,491
                                 ---------------------------------------------------------------------
NET ASSETS                        3,549,291               1,614,427         2,143,441          321,002
                                 ---------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001
Capital shares, $0.001 par value,
  unlimited shares authorized     3,572,735               1,637,622         2,047,552          313,139
Net unrealized appreciation
  (depreciation)                    (22,260)                (21,461)          113,906           14,355
Accumulated net realized
  (loss) on investments              (1,184)                 (1,734)          (18,017)          (6,492)
Undistributed net investment
  income (loss)                           -                       -                 -                -
                                 ---------------------------------------------------------------------
NET ASSETS                       $3,549,291              $1,614,427        $2,143,441         $321,002
                                 ---------------------------------------------------------------------
NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value             $3,549,291              $1,614,427        $2,143,441         $321,002
Shares outstanding                  364,258                 165,455           199,605           31,291
Net asset value per share             $9.74                   $9.76            $10.74           $10.26
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)              $10.20                  $10.22            $11.33           $10.83
                                 ---------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
For the twelve months ended December 31, 2001

Small-Cap Value Fund
For the period from inception (May 3, 2001) through December 31, 2001

                                Tax-Free Fund         Tax-Free Fund         Large-Cap           Small-Cap
                                 for Montana        for North Dakota        Value Fund          Value Fund
                                --------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                           $97,049               $31,819             $      -           $     -
Dividends                            3,726                 1,042               34,512             2,132
                                --------------------------------------------------------------------------
Total investment income            100,775                32,861               34,512             2,132
                                --------------------------------------------------------------------------
EXPENSES:
Investment advisory fees             9,701                 3,198               14,050             1,569
Administrative fees                  1,950                   640                2,007               157
Distribution fees                    4,851                 1,599                8,029               628
Transfer agent fees                    635                   347                2,038               275
Accounting fees                        970                   320                1,004                78
Professional fees                    7,866                 7,902                7,697             4,896
Insurance                            2,395                   944                4,017                141
Trustee fees                         1,352                 1,352                1,352               555
Registration fees                    1,180                   132                  606               495
Custodian fees                         502                   500                  498               252
Other                                  175                   120                  984               124
                                --------------------------------------------------------------------------
Total expenses                      31,577                17,054               42,282             9,170
                                --------------------------------------------------------------------------
Less expenses waived or
  reimbursed                       (30,300)              (16,352)             (15,184)           (6,593)
                                --------------------------------------------------------------------------
Net expenses                         1,277                   702               27,098             2,577
                                --------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)        99,498                32,159                7,414              (445)
                                --------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                     1,519                  (939)             (14,196)           (6,047)
Net change in unrealized appreciation
  (depreciation) of investments    (43,864)              (31,091)             (55,223)           14,355
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS       (42,345)             (32,030)              (69,419)            8,308
                                --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                  $57,153                 $129              $(62,005)           $7,863

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
Tax-Free Fund for Montana
Tax-Free Fund for North Dakota
Large-Cap Value Fund
For the twelve months ended December 31, 2001

Small-Cap Value Fund
For the period from inception (May 3, 2001) through December 31, 2001

                                            Tax-Free Fund      Tax-Free Fund      Large-Cap      Small-Cap
                                             for Montana     for North Dakota    Value Fund      Value Fund
                                            ---------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)                  $99,498             $32,159          $7,414          $(445)
Net realized gain (loss) on investments         1,519                (939)        (14,196)        (6,047)
Net change in unrealized appreciation
  (depreciation) of investments               (43,864)            (31,091)        (55,223)        14,355
                                            ---------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    57,153                 129         (62,005)         7,863
                                            ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                         (99,498)            (32,159)         (7,414)             -
Net realized gains                                  -                   -               -              -
                                            ---------------------------------------------------------------
Total distributions to shareholders           (99,498)            (32,159)         (7,414)             -
                                            ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                   2,790,049           1,458,066        1,035,951       344,203
Proceeds from reinvestment of distributions    74,301              19,324            9,058             -
Cost of shares repurchased                   (404,159)           (158,208)        (199,269)      (31,064)
                                            ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                2,460,191           1,319,182          845,740       313,139
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                 $2,417,846          $1,287,152         $776,321      $321,002
                                            ---------------------------------------------------------------
NET ASSETS:
Beginning of period                        $1,131,445            $327,275       $1,367,120      $      -
                                            ---------------------------------------------------------------
End of period                              $3,549,291          $1,614,427       $2,143,441      $321,002
                                            ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the twelve months ended December 31, 2000

                                           Tax-Free Fund             Tax-Free Fund             Large-Cap
                                            for Montana             for North Dakota           Value Fund
                                           --------------------------------------------------------------
INCREASE IN NET ASSETS
  FROM OPERATIONS:
Net investment income                         $18,785                   $12,552                  $9,130
Net realized loss on investments               (1,988)                     (763)                 (3,821)
Net change in unrealized appreciation
  of investments                               27,561                    13,854                 169,433
                                          ---------------------------------------------------------------
Net increase in net assets
  resulting from operations                    44,358                    25,643                 174,742
                                          ---------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                         (18,785)                  (12,552)                 (9,130)
Net realized gains                                  -                         -                       -
                                          ---------------------------------------------------------------
Total distributions to shareholders           (18,785)                  (12,552)                 (9,130)
                                          ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                   1,140,265                   263,823                  632,738
Proceeds from reinvestment of distributions    14,954                    11,276                    1,386
Cost of shares repurchased                   (194,306)                  (88,446)                 (23,899)
                                          ---------------------------------------------------------------
Increase in net assets derived from
  capital share transactions                  960,913                   186,653                  610,225
                                          ---------------------------------------------------------------
NET INCREASE IN NET ASSETS                    986,486                   199,744                  775,837
                                          ---------------------------------------------------------------
NET ASSETS:
Beginning of period                           144,959                   127,531                  591,283
                                          ---------------------------------------------------------------
End of period                              $1,131,445                  $327,275               $1,367,120
                                          ---------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                                          For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 12/31/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $9.82                    $9.41                 $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           0.51                     0.52                   0.15
Net realized and unrealized gain (loss) on investments         (0.08)                    0.41                  (0.59)
                                                          ---------------------------------------------------------------
Total from investment operations                                0.43                     0.93                  (0.44)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                          (0.51)                   (0.52)                 (0.15)
Net realized gains                                                 -                        -                      -
                                                          ---------------------------------------------------------------
Total distributions                                            (0.51)                   (0.52)                 (0.15)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $9.74                    $9.82                  $9.41
                                                          ---------------------------------------------------------------

Total return2                                                   4.48%                   10.23%                 (4.47)%

Ratios/supplemental data:

Net assets, end of period (000's)                             $3,549                   $1,131                   $145
Ratio of net expenses to average net assets                     0.06%3                   0.01%3                 0.00%3,4
Ratio of net investment income to average net assets            5.06%                    5.13%                  4.15%4
Portfolio turnover rate                                         6.14%                   21.12%                  4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $30,300, $17,505 and $9,972. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.60%, 4.79% and 24.90% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                                           For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 12/31/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $9.95                   $9.47                   $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           0.51                    0.55                     0.18
Net realized and unrealized gain (loss) on investments         (0.19)                   0.48                    (0.53)
                                                          ---------------------------------------------------------------
Total from investment operations                                0.32                    1.03                    (0.35)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                          (0.51)                  (0.55)                   (0.18)
Net realized gains                                                 -                       -                        -
                                                          ---------------------------------------------------------------
Total distributions                                            (0.51)                  (0.55)                   (0.18)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $9.76                   $9.95                    $9.47
                                                          ---------------------------------------------------------------

Total return2                                                   3.26%                  11.30%                   (3.56)%

Ratios/supplemental data:

Net assets, end of period (000's)                               $1,614                  $327                     $128
Ratio of net expenses to average net assets                     0.11%3                  0.05%3                   0.00%3,4
Ratio of net investment income to average net assets            4.85%                   5.73%                    4.28%4
Portfolio turnover rate                                         3.83%                  16.16%                    0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $16,352, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.57%, 7.10% and 29.72% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:
                                                           For the Period          For the Period         For the Period
                                                           from 01/01/01           from 01/01/00          from 8/3/991
                                                          through 12/31/01        through 12/31/00       through 12/31/99
                                                          ---------------------------------------------------------------
Net asset value, beginning of period                           $11.08                   $9.90                 $10.00
                                                          ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            0.04                    0.07                   0.02
Net realized and unrealized gain (loss) on investments          (0.34)                    1.18                  (0.10)
                                                          ---------------------------------------------------------------
Total from investment operations                                (0.30)                    1.25                  (0.08)
                                                          ---------------------------------------------------------------
Less distributions from:
Net investment income                                           (0.04)                   (0.07)                 (0.02)
Net realized gains                                                  -                       -                      -
                                                          ---------------------------------------------------------------
Total distributions                                             (0.04)                   (0.07)                 (0.02)
                                                          ---------------------------------------------------------------
Net asset value, end of period                                 $10.74                   $11.08                  $9.90
                                                          ---------------------------------------------------------------

Total return2                                                   (2.73)%                  12.67%                 (0.77)%

Ratios/supplemental data:

Net assets, end of period (000's)                              $2,143                  $1,367                   $591
Ratio of net expenses to average net assets                      1.35%3                  1.35%3                 1.353,4
Ratio of net investment income to average net assets             0.37%                   0.90%                   0.83%4
Portfolio turnover rate                                         27.59%                  48.97%                   6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,184, $17,512 and $11,025. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.10%, 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:
                                                           For the Period
                                                           from 05/03/011
                                                           through 12/31/01
                                                           ----------------
Net asset value, beginning of period                            $10.00
                                                           ----------------
Income (loss) from investment operations:
Net investment income                                                -
Net realized and unrealized gain (loss) on investments            0.26
                                                           ----------------
Total from investment operations                                  0.26
                                                           ----------------
Less distributions from:
Net investment income                                                -
Net realized gains                                                   -
                                                           ----------------
Total distributions                                                  -
                                                           ----------------
Net asset value, end of period                                  $10.26
                                                           ----------------

Total return2                                                     2.60%

Ratios/supplemental data:
Net assets, end of period (000's)                                 $321
Ratio of net expenses to average net assets                       1.59%3,4
Ratio of net investment income to average net assets             (0.28)%4
Portfolio turnover rate                                           1.81%


1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the period indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 5.67%.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 31, 2001


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On January 1, 2001, the Tax-Free Funds adopted the provisions of the American Institute of Certified Public Accountants revised Audit and Accounting Guide Audits of Investment
Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free
Funds recognized market discount at time of disposition as gain or loss.
Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Original issue discounts and market premiums are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Commons expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during 2001 and 2000 were as follows:

                             Tax-Free Fund for       Tax-Free Fund for         Large-Cap        Small-Cap
                                  Montana               North Dakota           Value Fund      Value Fund
                             ----------------------------------------------------------------------------
                             2001        2000        2001        2000       2001        2000      2001
                             ----------------------------------------------------------------------------
Distributions paid from:
     Ordinary income        $99,498     $18,785    $32,159      $12,552    $7,414      $9,130      $0
     Long-term capital gain      $0          $0         $0           $0        $0          $0      $0

All the ordinary income distributions described above were exempt from federal income taxes.

4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                 Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                  for Montana       for North Dakota      Value Fund         Value Fund
                                 ----------------------------------------------------------------------
                                 For the Period      For the Period     For the Period    For the Period
                                  from 01/01/01       from 01/01/01      from 01/01/01     from 05/03/011
                                through 12/31/01    through 12/31/01   through 12/31/01  through 12/31/01
                                 ----------------------------------------------------------------------
Shares sold                          306,878             148,038             93,731            34,518
Shares issued in reinvestment
 of distributions                      7,524               1,936                817                 0
Shares redeemed                      (65,371)            (17,424)           (18,351)           (3,227)
                             --------------------------------------------------------------------------
Net Increase                         249,031             132,550             76,197            31,291
                             --------------------------------------------------------------------------

1.  Commencement of operations.

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Large-Cap
Fund recognized $11,663 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2001. The Small-Cap fund recognized $173 of investment advisory fees after a partial waiver for the period since inception (May 3, 2001) through December 31, 2001. On December 31, 2001, the Large-Cap Fund had a payable to VFM for investment advisory fees of $1,271. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass $5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On December 31, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payable to VFM for transfer agent out-of-pocket expenses of $222, $185, $984 and $54, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts.

For the period ending December 31, 2001, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $12,776, $6,572, $2,280 and $548 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On December 31, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $0, $0, $0 and $0, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On December 31, 2001, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had receivables from VFM for reimbursement of certain expenses of $92, $1,714, $2,977 and $1,102, respectively. On December 31, 2001, the Small-Cap Fund had a payable to VFM for reimbursement of certain expenses of $693. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At December 31, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap fund had capital losses of $1,184, $1,734, $18,017 and $6,047 respectively, which may be carried over to offset future capital gains. Such losses expire in 2008.

At December 31, 2001, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                               Tax-Free Fund          Tax-Free Fund            Large-Cap            Small-Cap
                                for Montana          for North Dakota          Value Fund           Value Fund
                               -------------------------------------------------------------------------------
Investments at cost             $3,400,930             $1,644,857             $2,032,609             $297,102
Unrealized appreciation             16,133                  7,165                185,740               23,455
Unrealized depreciation            (38,393)               (28,626)              (71,834)               (9,100)
                               -------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                 $(22,260)              $(21,461)             $113,906               $14,355
                               -------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2001 were as follows:

                                    Tax-Free Fund        Tax-Free Fund        Large-Cap        Small-Cap
                                     for Montana       for North Dakota       Value Fund       Value Fund
Purchases                           $2,505,626           $1,381,178           $1,406,870        $307,548
Sales                                 $120,781              $25,371             $554,807          $4,400

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

VIKING MUTUAL FUNDS
Trustee Information
December 31,2001 (Unaudited)

NAME AND                                                       PRINCIPAL OCCUPATION(S)
ADDRESS                  AGE           POSITION(S) HELD        DURING PAST 5 YEARS
Bruce C. Adams           55                Trustee             Retired farmer (1997-pres.); Trustee, Viking Mutual Funds
140014th Ave. SW                                               (1999-pres.); Director, Garrison Diversion Conservancy
Minot, ND 58701                                                District (1995-pres.);  Small grain farmer (1971-1997);
                                                               Director, Federal Reserve Bank of Minneapolis (1988-1992);
                                                               Chairman, Advisory Council to Federal Reserve
                                                               Bank of Minneapolis Board of Directors (1988-1992).

Shirley R. Martz         77                Trustee             Retired CPA (1989-pres.); Trustee, Viking Mutual Funds
1400 14th Ave. SW                                              (1999-pres.); Principal shareholder and employee of Brady,
Minot, ND 58701                                                Martz & Associates and its predecessor (1948-1989).

Douglas P. Miller        28                Trustee             Secretary and Treasurer, Viking Fund Management, LLC
1400 14th Ave. SW                       Vice-President         (1998-pres.); Secretary and Treasurer, Viking Fund
Minot, ND 58701                          Secretary             Distributors, LLC (1999-pres.); Trustee, Vice-President
                                                               and Secretary, Viking Mutual Funds (1999-pres.);
                                                               Controller, ND Holdings, Inc. (1998); Fund Accountant, ND
                                                               Holdings, Inc. (1996-1998); Staff Accountant, Service
                                                               Corporation International (1995-1996).

Shannon D. Radke         35                Trustee             President, Viking Fund Management, LLC (1998- pres.);
1400 14th Ave. SW                         President            President, Viking Fund Distributors, LLC (1999-pres.);
Minot, ND 58701                           Treasurer            Trustee, President and Treasurer, Viking Mutual Funds
                                                               (1999-pres.); Chief Operating Officer, ND Holdings, Inc.
                                                               (1997-1998); Operations Manager, ND Holdings, Inc. (1993-
                                                               1997).

Mike Timm                64               Trustee              Retired; Trustee, Viking Mutual Funds (1999-pres.);
1400 14th Ave. SW                                              President and General Manager, Timm Moving and Storage
Minot, ND 58701                                                (1959-2000); State Representative, North Dakota House of
                                                               Representatives (1973-pres.); Speaker of the North Dakota
                                                               House of Representatives (1997).

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank & Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
800-933-8413

Dealer Services
800-933-8513

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.